Other assets (Tables)	12 Months Ended
Mar. 31, 2021
Other Assets Disclosure
Other assets include the following:

	As of March 31,
	2020		2021		2021
	(In millions)

Security deposits for leased property	Rs .	5,410.3	Rs.	5,483.3	US$	75.0
Sundry accounts receivable		55,379.5		46,755.4		639.3
Advance income tax (net of current tax expense)		25,140.7		33,915.5		463.7
Advances		7,639.3		7,790.4		106.5
Prepaid expenses		1,374.6		1,963.8		26.8
Deposits/Margins paid		15,226.9		12,125.1		165.8
Derivatives (refer to note 2 3 )		190,537.6		84,406.7		1,154.0
Term placements		109,372.8		105,204.8		1,438.4
Receivable on account of trade date		221,960.9		4,928.5		67.4
Right-of-use assets		60,756.9		64,548.8		882.5
Others*		44,552.6		89,850.5		1,228.5
Total	Rs .	737,352.1	Rs.	456,972.8	US$	6,247.9

*
Others include equity securities with carrying value amounting to Rs. 11,611.2 million and Rs.
20,600.1
million as at March 31, 2020 and March 31, 2021, respectively. Equity securities include non-marketable equity securities carried at cost Rs. 696.9 million and Rs. 999.2 million as at March 31, 2020 and March 31, 2021, respectively. Unrealized gain \ (loss) recognized in non-interest revenue–other, net Rs. (131.1) million and Rs. 7,618.1 million for the fiscal year ended March 31, 2020 and March 31, 2021, respectively.